Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 77	$ 95
Derivative Liabilities, Total	(98)	(249)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	60	62
Derivative Liabilities, Total	(71)	(122)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	53	47
Derivative Liabilities, Total	(55)	(105)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	7	15
Derivative Liabilities, Total	(16)	(17)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	17	33
Derivative Liabilities, Total	(27)	(127)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	13	31
Derivative Liabilities, Total	(22)	(116)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	4	2
Derivative Liabilities, Total	$ (5)	$ (11)